Note 8 - General and Administrative Expenses	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of general and administrative expense [text block]
8.
GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses are incurred to support the administration of the business that are not
directly related to production. Significant components of general and administrative expenses are comprised of the following:

	Year Ended December 31,
	2018	2017
Corporate administration	$5,552	$3,875
Salaries and benefits	10,412	8,509
Audit, legal and professional fees	3,421	2,822
Filing and listing fees	449	506
Directors fees and expenses	739	749
Depreciation	855	1,032
	$21,428	$17,493